Trade Accounts Receivable, Net (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2023 PEN (S/) m²	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)
Trade Accounts Receivable, Net [Line Items]
Installment amount paid	S/ 140,000
Area of land used province of lima (in Square Meters) | m²	209.59
Discounted at current value	S/ 2,300	S/ 2,800
Write-offs generated	(671)	(1,671)
Unna Transporte S.A.C. [Member]
Trade Accounts Receivable, Net [Line Items]
Amount of due debts	4,600
Cumbra Peru S.A. [Member]
Trade Accounts Receivable, Net [Line Items]
Amount of due debts	1,200	3,400
Write-offs generated		55,700	4,200
Cumbra Ingenieria S.A. [Member]
Trade Accounts Receivable, Net [Line Items]
Amount of due debts	900	900
Ministerio de Transporte y Comunicaciones [Member]
Trade Accounts Receivable, Net [Line Items]
Collection money for complementary works	15,200
Panamericana Norte [Member]
Trade Accounts Receivable, Net [Line Items]
Collection money for complementary works	9,100
Tren Urbano de Lima S.A [Member]
Trade Accounts Receivable, Net [Line Items]
Write-offs generated			3,500
Others [Member]
Trade Accounts Receivable, Net [Line Items]
Write-offs generated			S/ 600
Trade Accounts Receivable, Net [Member]
Trade Accounts Receivable, Net [Line Items]
Recognized net of impairment	43,400	44,700
Discounted at current value	S/ 500	S/ 700